S000017777 [Member] Investment Objectives and Goals - iShares International Select Dividend ETF	Apr. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	iShares International Select Dividend ETF IDV | Cboe BZX
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares International Select Dividend ETF (the “Fund”) seeks to track the investment results of an index composed of relatively high dividend paying equities in non-U.S. developed markets.